Income Taxes - Summary of Temporary Differences to Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Income Taxes [Abstract]
Non-capital losses carried forward (expire from 2026 to 2039)	$ 5,820	$ 3,721
Other tax pools	1,790	1,468
Capital losses carried forward	148	148
Equipment and leasehold improvements	57	66
Inventory and intangible assets	(1,502)	(1,608)
Financing costs	804	152
Less: unrecognized deferred income tax asset	(8,609)	(5,549)
Deferred income tax liabilities	$ (1,492)	$ (1,602)